Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment [Line Items]
Investments, interest income	$ 6,572	¥ 45,186	¥ 32,925	¥ 21,078
Short-term investments
Investment [Line Items]
Investments, interest income	$ 1,062	¥ 7,303	¥ 4,021	¥ 1,148